Financial Instruments and Risk Management - Schedule of Asset and Liability (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets and Liability [Abstract]
Gross amount	$ 13,456	$ (1,395)
Amount offset	(2,440)	1,147
Risk management contracts – asset (liability)	$ 11,016	$ (248)